Consolidated Statements of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023 [1]	Dec. 31, 2022 [1]
Consolidated profit for the year
Consolidated net profit	€ 212,806	€ 163,672	€ 247,902
Items for reclassification to profit or loss
Translation differences	513,450	(303,352)	531,238
Equity accounted investees / Translation differences	(18,466)	(62,191)	(30,771)
Other comprehensive income from non-current assets held for sale	(1,520)	1,520	0
Cash flow hedges - effective portion of changes in fair value	2,007	(20,807)	40,052
Cash flow hedges - amounts taken to profit or loss	(3,697)	22,722	(44,809)
Tax effect	423	(479)	1,189
Total other comprehensive (loss) income recognized for the year that may be reclassified subsequently to profit or loss	492,197	(362,587)	496,899
Gains (losses) from defined benefit plans	3,231	(2,842)	(11,776)
Gains (losses) from financial assets measured at fair value through comprehensive income	(24,468)	0	0
Tax effect	3,216	1,810	4,560
Total other comprehensive income (loss) recognized for the year that will not be reclassified subsequently to profit or loss	(18,021)	(1,032)	(7,216)
Total Other comprehensive income (loss) for the year	474,176	(363,619)	489,683
Total comprehensive income / (expense) for the year	686,982	(199,947)	737,585
Total comprehensive income attributable to the Parent	525,824	(277,424)	576,938
Total comprehensive income attributable to non-controlling interests	€ 161,158	€ 77,477	€ 160,647

[1]	Restated figures (Note 2.d)